Intangible assets - Schedule of Changes in Intangible Assets with Finite Lives (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 135.1
Intangible assets, ending balance	135.1	$ 135.1
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	19.3
Intangible assets, ending balance	18.3	19.3
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	43.5	26.7
Additions	0.9	1.9
Additions from business combinations (note 5)	3.5	14.9
Disposals	0.1
Impact of foreign currency translation	(1.6)
Intangible assets, ending balance	46.2	43.5
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(24.2)	(20.3)
Amortization	3.8	3.9
Disposals	(0.1)
Impact of foreign currency translation	0.0
Intangible assets, ending balance	(27.9)	(24.2)
Intangible assets with finite lives | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4.9
Intangible assets, ending balance	3.8	4.9
Intangible assets with finite lives | Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10.3	8.5
Additions	0.8	1.8
Additions from business combinations (note 5)	0.0	0.0
Disposals	0.1
Impact of foreign currency translation	(0.1)
Intangible assets, ending balance	10.9	10.3
Intangible assets with finite lives | Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(5.4)	(3.6)
Amortization	1.8	1.8
Disposals	(0.1)
Impact of foreign currency translation	0.0
Intangible assets, ending balance	(7.1)	(5.4)
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0.9
Intangible assets, ending balance	0.6	0.9
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	18.3	18.2
Additions	0.1	0.1
Additions from business combinations (note 5)	0.0	0.0
Disposals	0.0
Impact of foreign currency translation	0.1
Intangible assets, ending balance	18.5	18.3
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(17.4)	(16.7)
Amortization	0.5	0.7
Disposals	0.0
Impact of foreign currency translation	0.0
Intangible assets, ending balance	(17.9)	(17.4)
Intangible assets with finite lives | Customer-related intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7.0
Intangible assets, ending balance	8.9	7.0
Intangible assets with finite lives | Customer-related intangible assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7.7	0.0
Additions	0.0	0.0
Additions from business combinations (note 5)	3.5	7.7
Disposals	0.0
Impact of foreign currency translation	(0.7)
Intangible assets, ending balance	10.5	7.7
Intangible assets with finite lives | Customer-related intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(0.7)	0.0
Amortization	0.8	0.7
Disposals	0.0
Impact of foreign currency translation	0.1
Intangible assets, ending balance	(1.6)	(0.7)
Intangible assets with finite lives | Distribution rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6.5
Intangible assets, ending balance	5.0	6.5
Intangible assets with finite lives | Distribution rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7.2	0.0
Additions	0.0	0.0
Additions from business combinations (note 5)	0.0	7.2
Disposals	0.0
Impact of foreign currency translation	(0.9)
Intangible assets, ending balance	6.3	7.2
Intangible assets with finite lives | Distribution rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(0.7)	0.0
Amortization	0.7	0.7
Disposals	0.0
Impact of foreign currency translation	(0.1)
Intangible assets, ending balance	$ (1.3)	$ (0.7)